Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 29, 2023	Sep. 30, 2022	Oct. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” (“CAP”) to our PEO (Sunny Sanyal, Chief Executive Officer since 2017) and on an average basis, our other NEOs (in each case, as determined under SEC rules), our Total Shareholder Return (“TSR”), our peer group TSR (Dow Jones Medical Equipment Index), our net income, and Adjusted EBIT.
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(3) (d)	Average Compensation Actually Paid to non-PEO NEOs(2) (e)	Total Shareholder Return(4) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income ($M)(5) (h)	Adjusted EBIT ($M)(6) (i)
2023	$4,520,898	$3,662,554	$1,193,495	$1,007,091	$151.90	$100.80	$49.00	$95.6
2022	$4,468,518	$1,174,621	$1,287,188	$488,292	$170.90	$97.06	$30.30	$108.1
2021	$4,693,287	$10,133,081	$1,223,857	$2,735,407	$231.04	$128.65	$17.40	$99.3

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO (Sanyal) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2023	PEO	$4,520,898	$(3,249,990)	$3,177,904	$(600,525)	$(185,733)	—	$3,662,554
	NEOs	$1,193,495	$(604,983)	$591,564	$(139,815)	$(33,170)	—	$1,007,091
2022	PEO	$4,468,518	$(2,999,974)	$2,356,364	$(1,867,168)	$(783,119)	—	$1,174,621
	NEOs	$1,287,188	$(604,979)	$475,188	$(460,914)	$(208,191)	—	$488,292
2021	PEO	$4,693,287	$(3,089,980)	$4,651,264	$2,816,065	$1,062,445	—	$10,133,081
	NEOs	$1,223,857	$(487,484)	$719,746	$1,007,399	$271,889	—	$2,735,407

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2023	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2022	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista
2021	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista

(4)
TSR determined in Column (f) is determined based on the value of an initial fixed investment of $100 in VREX on October 2, 2020, through the end of the listed fiscal year. TSR determined in Column (g) is determined based on the value of an initial fixed investment of $100 in the Dow Jones Medical Equipment Index on October 2, 2020 through the end of the listed fiscal year. We also use Dow Jones Medical Equipment Index in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended September 29, 2023.

(5)
The dollar amounts in Column (h) are VREX’s GAAP Net Income for each fiscal year (in millions).

(6)
The Compensation Committee has selected Adjusted EBIT as the Company Selected Measure, which is the most important financial measure that links company performance with CAP. For additional information regarding how we calculate Adjusted EBIT see “Fiscal Year 2023 MIP Framework” beginning on page 48 of this Proxy Statement. Dollar amounts in Column (i) are VREX’s Adjusted EBIT for each fiscal year (in millions).

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO (Sanyal) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2023	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2022	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista
2021	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista

Peer Group Issuers, Footnote
(4)
TSR determined in Column (f) is determined based on the value of an initial fixed investment of $100 in VREX on October 2, 2020, through the end of the listed fiscal year. TSR determined in Column (g) is determined based on the value of an initial fixed investment of $100 in the Dow Jones Medical Equipment Index on October 2, 2020 through the end of the listed fiscal year. We also use Dow Jones Medical Equipment Index in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended September 29, 2023.

PEO Total Compensation Amount	$ 4,520,898	$ 4,468,518	$ 4,693,287
PEO Actually Paid Compensation Amount	$ 3,662,554	1,174,621	10,133,081
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2023	PEO	$4,520,898	$(3,249,990)	$3,177,904	$(600,525)	$(185,733)	—	$3,662,554
	NEOs	$1,193,495	$(604,983)	$591,564	$(139,815)	$(33,170)	—	$1,007,091
2022	PEO	$4,468,518	$(2,999,974)	$2,356,364	$(1,867,168)	$(783,119)	—	$1,174,621
	NEOs	$1,287,188	$(604,979)	$475,188	$(460,914)	$(208,191)	—	$488,292
2021	PEO	$4,693,287	$(3,089,980)	$4,651,264	$2,816,065	$1,062,445	—	$10,133,081
	NEOs	$1,223,857	$(487,484)	$719,746	$1,007,399	$271,889	—	$2,735,407

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Non-PEO NEO Average Total Compensation Amount	$ 1,193,495	1,287,188	1,223,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,007,091	488,292	2,735,407
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2023	PEO	$4,520,898	$(3,249,990)	$3,177,904	$(600,525)	$(185,733)	—	$3,662,554
	NEOs	$1,193,495	$(604,983)	$591,564	$(139,815)	$(33,170)	—	$1,007,091
2022	PEO	$4,468,518	$(2,999,974)	$2,356,364	$(1,867,168)	$(783,119)	—	$1,174,621
	NEOs	$1,287,188	$(604,979)	$475,188	$(460,914)	$(208,191)	—	$488,292
2021	PEO	$4,693,287	$(3,089,980)	$4,651,264	$2,816,065	$1,062,445	—	$10,133,081
	NEOs	$1,223,857	$(487,484)	$719,746	$1,007,399	$271,889	—	$2,735,407

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Performance Measures.    As described in more detail in our Compensation Discussion and Analysis above, a mix of performance measures are used in order to align executive pay with Company performance. As required by SEC rules, the financial performance measures identified as the most important for NEOs’ 2023 compensation decisions are listed in the table below.
Most Important Performance Measures Driving Compensation Actually Paid
Adjusted EBIT
Revenue
Inventory

Total Shareholder Return Amount	$ 151.9	170.9	231.04
Peer Group Total Shareholder Return Amount	100.8	97.06	128.65
Net Income (Loss)	$ 49,000,000	$ 30,300,000	$ 17,400,000
Company Selected Measure Amount	95,600,000	108,100,000	99,300,000
PEO Name	Sunny Sanyal
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Inventory
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,249,990)	$ (2,999,974)	$ (3,089,980)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,177,904	2,356,364	4,651,264
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,525)	(1,867,168)	2,816,065
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,733)	(783,119)	1,062,445
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(604,983)	(604,979)	(487,484)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	591,564	475,188	719,746
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,815)	(460,914)	1,007,399
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,170)	(208,191)	271,889
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0